FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of financial assets
The carrying amounts of the Company’s financial instruments by category were as follows:

	2018
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$1,148	$—	$—	$—	$1,148
Investments	—	524	—	—	524
Other long-term assets	591	12	361	—	964
Accounts payable	—	—	—	(779)	(779)
Accrued liabilities	—	—	—	(2,356)	(2,356)
Other long-term liabilities (1)	—	(17)	—	(118)	(135)
Long-term debt (2)	—	—	—	(20,623)	(20,623)
	$1,739	$519	$361	$(23,876)	$(21,257)

	2017
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,397	$—	$—	$—	$2,397
Investments	—	893	—	—	893
Other long-term assets	510	—	204	—	714
Accounts payable	—	—	—	(775)	(775)
Accrued liabilities	—	—	—	(2,597)	(2,597)
Other long-term liabilities (3)	—	(38)	(65)	(469)	(572)
Long-term debt (2)	—	—	—	(22,458)	(22,458)
	$2,907	$855	$139	$(26,299)	$(22,398)

(1)	Includes $118 million of deferred purchase consideration payable over the next five years.

(2)	Includes the current portion of long-term debt.
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2018
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$524	$524	$—	$—
Other long-term assets	$964	$—	$373	$591
Other long-term liabilities	$(135)	$—	$(17)	$(118)
Fixed rate long-term debt (6) (7)	$(15,620)	$(15,952)	$—	$—

	2017
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (5)
Investments (3)	$893	$893	$—	$—
Other long-term assets	$714	$—	$204	$510
Other long-term liabilities	$(103)	$—	$(103)	$—
Fixed rate long-term debt (6) (7)	$(15,989)	$(17,259)	$—	$—

(1)
Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and purchase consideration paid to Marathon in March 2018).

(2)	There were no transfers between Level 1, 2 and 3 financial instruments.

(3)	The fair values of the investments are based on quoted market prices.

(4)	The fair value of the deferred purchase consideration is based on the present value of future cash payments.

(5)	The fair value of Redwater Partnership subordinated debt is based on the present value of future cash receipts.

(6)	The fair value of fixed rate long-term debt has been determined based on quoted market prices.

(7)	Includes the current portion of fixed rate long-term debt.

Schedule of financial liabilities
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2018
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$524	$524	$—	$—
Other long-term assets	$964	$—	$373	$591
Other long-term liabilities	$(135)	$—	$(17)	$(118)
Fixed rate long-term debt (6) (7)	$(15,620)	$(15,952)	$—	$—

	2017
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (5)
Investments (3)	$893	$893	$—	$—
Other long-term assets	$714	$—	$204	$510
Other long-term liabilities	$(103)	$—	$(103)	$—
Fixed rate long-term debt (6) (7)	$(15,989)	$(17,259)	$—	$—

(1)
Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and purchase consideration paid to Marathon in March 2018).

(2)	There were no transfers between Level 1, 2 and 3 financial instruments.

(3)	The fair values of the investments are based on quoted market prices.

(4)	The fair value of the deferred purchase consideration is based on the present value of future cash payments.

(5)	The fair value of Redwater Partnership subordinated debt is based on the present value of future cash receipts.

(6)	The fair value of fixed rate long-term debt has been determined based on quoted market prices.

(7)	Includes the current portion of fixed rate long-term debt.
The carrying amounts of the Company’s financial instruments by category were as follows:

	2018
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$1,148	$—	$—	$—	$1,148
Investments	—	524	—	—	524
Other long-term assets	591	12	361	—	964
Accounts payable	—	—	—	(779)	(779)
Accrued liabilities	—	—	—	(2,356)	(2,356)
Other long-term liabilities (1)	—	(17)	—	(118)	(135)
Long-term debt (2)	—	—	—	(20,623)	(20,623)
	$1,739	$519	$361	$(23,876)	$(21,257)

	2017
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,397	$—	$—	$—	$2,397
Investments	—	893	—	—	893
Other long-term assets	510	—	204	—	714
Accounts payable	—	—	—	(775)	(775)
Accrued liabilities	—	—	—	(2,597)	(2,597)
Other long-term liabilities (3)	—	(38)	(65)	(469)	(572)
Long-term debt (2)	—	—	—	(22,458)	(22,458)
	$2,907	$855	$139	$(26,299)	$(22,398)

(1)	Includes $118 million of deferred purchase consideration payable over the next five years.

(2)	Includes the current portion of long-term debt.

Schedule of information about financial instruments
Net (gain) loss from risk management activities for the years ended December 31 were as follows:

	2018	2017	2016
Net realized risk management (gain) loss	$(99)	$(2)	$8
Net unrealized risk management (gain) loss	(35)	37	25
	$(134)	$35	$33
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company’s consolidated balance sheets.

Asset (liability)	2018	2017
Derivatives held for trading
Foreign currency forward contracts	$8	$(38)
Crude oil WCS (1) differential swaps	(17)	—
Natural gas AECO basis swaps	1	—
Natural gas AECO fixed price swaps	3	—
Cash flow hedges
Foreign currency forward contracts	70	(71)
Cross currency swaps	291	210
	$356	$101

Included within:
Current portion of other long-term assets	$92	$—
Current portion of other long-term liabilities	(17)	(103)
Other long-term assets	281	204
	$356	$101

(1) Western Canadian Select
The changes in estimated fair values of derivative financial instruments included in the risk management asset were recognized in the financial statements as follows:

Asset (liability)	2018	2017
Balance – beginning of year	$101	$489
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities	35	(37)
Foreign exchange	260	(375)
Other comprehensive (loss) income	(40)	24
Balance – end of year	356	101
Less: current portion	75	(103)
	$281	$204

Schedule of Derivative Financial Instruments Outstanding to Manage Commodity Price Risk [Table Text Block]
At December 31, 2018, the Company had the following derivative financial instruments outstanding to manage its commodity price risk:

	Remaining term			Volume	Weighted average price		Index
Crude Oil
WCS differential swaps	Jan 2019	-	Mar 2019	28,000 bbl/d	US	$17.65	WCS
WCS differential swaps	Jan 2019	-	Sep 2019	8,000 bbl/d	US	$23.57	WCS

Natural Gas
AECO basis swaps	Jan 2019	-	Mar 2019	10,000 MMbtu/d	US	$1.39	AECO
AECO fixed price swaps	Jan 2019	-	Mar 2019	30,000 GJ/d		$2.30	AECO
AECO fixed price swaps (1)	Apr 2019	-	Oct 2019	10,000 GJ/d		$1.30	AECO

(1)
As at March 6, 2019, the Company has hedged an additional 105,000 GJ/d of currently forecasted natural gas volumes using AECO fixed price swaps, at a weighted average price of $1.32/GJ, for April to October 2019.

Schedule of derivative financial instruments
At December 31, 2018 the Company had the following cross currency swap contracts outstanding:

	Remaining term			Amount	Exchange rate (US$/C$)	Interest rate (US$)	Interest rate (C$)
Cross currency
Swaps	Jan 2019	—	Nov 2021	US$500	1.022	3.45%	3.96%
	Jan 2019	—	Mar 2038	US$550	1.170	6.25%	5.76%

Disclosure of financial instrument sensitivities
The following table summarizes the annualized sensitivities of the Company’s 2018 net earnings and other comprehensive income (loss) to changes in the fair value of financial instruments outstanding as at December 31, 2018, resulting from changes in the specified variable, with all other variables held constant. These sensitivities are prepared on a different basis than those sensitivities disclosed in the Company’s other continuous disclosure documents, are limited to the impact of changes in a specified variable applied to financial instruments only and do not represent the impact of a change in the variable on the operating results of the Company taken as a whole. Further, these sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities. In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear.

	2018		2017
	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income	Increase (decrease) to net earnings	(Increase) decrease to other comprehensive loss
Commodity price risk (1)
Increase WCS differential US$1.00/bbl	$(5)	$—	$—	$—
Decrease WCS differential US$1.00/bbl	$5	$—	$—	$—
Increase AECO $0.10/Mcf (2)	$(1)	$—	$—	$—
Decrease AECO $0.10/Mcf (2)	$1	$—	$—	$—
Interest rate risk
Increase interest rate 1%	$(33)	$(21)	$(42)	$(16)
Decrease interest rate 1%	$33	$25	$42	$19
Foreign currency exchange rate risk
Increase exchange rate by US$0.01	$(114)	$—	$(105)	$—
Decrease exchange rate by US$0.01	$113	$—	$101	$—

(1)	Based on the Company's contracted AECO basis swap volumes at December 31, 2018, a movement of US$0.10/Mcf would not have a significant impact on net earnings or other comprehensive income.

(2)	Movements in AECO are based on the Company's contracted AECO fixed price swap volumes at December 31, 2018.

Schedule of maturity dates for financial liabilities
Scheduled debt repayments are as follows:

Year	Repayment
2019	$1,141
2020	$5,996
2021	$1,444
2022	$1,003
2023	$1,365
Thereafter	$9,793
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$779	$—	$—	$—
Accrued liabilities	$2,356	$—	$—	$—
Other long-term liabilities	$42	$24	$69	$—
Long-term debt (1) (2)	$1,141	$5,996	$3,812	$9,793

(1)	Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.

(2)
In addition to the financial liabilities disclosed above, estimated interest and other financing payments related to long-term debt are as follows: less than one year, $836 million; one to less than two years, $755 million; two to less than five years, $1,668 million; and thereafter, $5,327 million. Interest payments were estimated based upon applicable interest and foreign exchange rates as at December 31, 2018.